Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
FPA Crescent Fund | FPA Crescent Fund
Prospectus:
Trading Symbol	FPACX
FPA Flexible Fixed Income Fund | FPA Flexible Fixed Income Fund
Prospectus:
Trading Symbol	FPFIX
FPA International Value Fund | FPA International Value Fund
Prospectus:
Trading Symbol	FPIVX